UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6449

Frontier Funds, Inc.

(Exact name of registrant as specified in charter)

333 Bishop’s Way  Suite 122

Brookfield, WI   53005

(Address of principal executive offices)

(Zip code)

CSC-Lawyers Incorporating Service

100 Light Street, 6th Floor

Baltimore, Maryland 21202

(Name and address of agent for service)

With Copy To:

Robert J. Philipp, Esq.

Kranitz & Philipp

2230 East Bradford Avenue

Milwaukee, Wisconsin 53211

Registrant's telephone number, including area code: (262) 436-8700

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Frontier MicroCap Fund
Schedule of Investments
June 30, 2008 (Unaudited)

	Value

Bion Enviornmental Technologies, Inc. *	$ 8,240

Eternal Technologies Group, Inc. *	800

Qiagen NV (Netherlands) *	1,670
Symbollon Corp.	144
	1,814

Secure Alliance Holdings Corp.	255

Kolorfusion International, Inc. *	180
Textechnologies, Inc.	198
	378

Cardinal Communications, Inc. *	3
Distinctive Devices, Inc. *	39
Netwolves Corp. *	53
Nextphase Wireless, Inc. *	79
Nighthawk Systems, Inc. *	3,780
Proxim Corp. *	1
WPCS International, Inc. *	5,650
	9,605

Alanco Technologies, Inc. *	840
Authentidate Holding Corp. *	4,100
Egames, Inc. *	1,200
Evolving Systems, Inc. *	681
Forlink Software Corp., Inc.	276
Identiphi, Inc.	413
Ilinc Communciations, Inc. *	720
Insynq, Inc. *	0
Interlink Electronics, Inc. *	195
Socket Communications, Inc. *	345
Voxware, Inc. *	479
	9,249

Far East Energy Corp. *	3,450

Dynatronics Corp. *	3,500
Echo Therapeutics, Inc. *	1,170
	4,670

New Dragon Asia Corp. *	1,220
Z-Trim Holdings, Inc. *	1,071
	2,291

Global Axcess Corp. *	260
Standard Holdings Group, Ltd. *	26
Standard Holdings Group, Ltd. * †	2,836
	3,122

Action Products International, Inc. *	885
Mad Catz Interactive, Inc. *	4,720
	5,605

SLS International, Inc. *	250

Immunomedics, Inc. *	4,260

Wireless Telecom Group, Inc. *	1,240

CVF Technologies Corp. *	728

LJ International, Inc. *	4,185

Clinical Data, Inc. *	485
Diasys Corp. *	4
	489

Falcon Ridge Development, Inc. *	6,930

Angelciti Enertainment, Inc. *	4
Progressive Gaming International Corp. *	89
Smatire Systems, Inc. *	0
Stonepath Group, Inc. *	0
Watercolor Holdings *	0
	93

Pressure Biosciences, Inc. *	7,392

China Holding, Inc. *	1,040

API Nanotronics Corp. *	1,150
Rock Energy Resources, Inc.	1,750
	2,900

Viper Powersports, Inc. *	497

Geopharma, Inc. *	5,975
Provectus Pharmaceutical, Inc. *	14,400
QLT, Inc. *	3,430
	23,805

Conexant Systems, Inc.	1,125
DPAC Technologies Corp. *	30
Emagin Corp. *	168
	1,323

Waytronx, Inc. *	8,800

Cash Technologies, Inc. *	840
Datalogic International, Inc. *	11
Flo Corp. *	56
Global Network, Inc. *	65
International Monetary Systems Ltd. *	2,058
Sancon Resource Recovery, Inc. *	8
Transcend Services, Inc. *	11466
Unity One Capital, Inc. *	0
Uron, Inc.	22
	14,526

Princeton Review, Inc. *	2,704

Small Business Co. *	6,050

American Shared Hospital Services *	4,200

Tegal Corp. *	2,757

Acunetx, Inc. *	413
Cardiac Science Corp. *	410
Cardiotech International, Inc.	216
Memry Corp. *	2,160
	3,199

Mindpix Corp.	32

Hop-On.Com	124
Telenetics Corp. *	6
	130

City Telecom (HK) Ltd. (Hong Kong)	1,359
Ebenefitsdirect, Inc. *	0
Epicus Communications Group, Inc. *	0
Globalnet Corp. *	2
Multiband Corp.	256
Newmarket Technology, Inc.	700
SVI Media, Inc.	100
Viseon, Inc. *	11
	2,428

OBN Holdings *	711

Growers Direct Coffee Company, Inc. *	415

Molecular Imaging Corp. *	28

AHPC Holdings, Inc. *	26

	$ 150,617

Action Product International, Inc. *	$ 0

	$ 0

First American Treasury Obligation Class Y 0.00% ** (Cost $31)	31

	$ 150,648

	(13,846)

	$ 136,802

	INVESTMENT	OTHER
	IN	FINANCIAL
	SECURITIES	INSTRUMENTS*

	$ 150,617	$ -
	31	-
	-	-
	$ 150,648	$ -

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontier Funds, Inc.

By /s/Amy L. Siesennop

*President

Date August 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Amy L. Siesennop

*President

Date August 20, 2008

By /s/Joel R Blumenschein

*Vice President

Date August 20, 2008

* Print the name and title of each signing officer under his or her signature.